Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Minimum [Member] | Property and buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	3 years
Minimum [Member] | Machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	1 year
Minimum [Member] | Operating equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	3 years
Minimum [Member] | Office and other equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	2 years
Minimum [Member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	1 year
Maximum [Member] | Property and buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	40 years
Maximum [Member] | Machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	15 years
Maximum [Member] | Operating equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	7 years
Maximum [Member] | Office and other equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	15 years
Maximum [Member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	20 years